OTHER RECEIVABLES AND PREPAYMENTS (Details Narrative) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current prepayments and other current assets	¥ 20,380,000	¥ 19,180,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Current prepayments and other current assets		¥ 3,000,000